SEGMENT AND GEOGRAPHIC INFORMATION (Details)	12 Months Ended
Dec. 31, 2025 segment
SEGMENT AND GEOGRAPHIC INFORMATION
Number of reportable segment	1
Number of operating segment	1
Geographic Concentration Risk | United States | Sales Revenue
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue percentage	52.00%